COMMITMENTS AND CONTINGENCIES - Contingencies (Details)		1 Months Ended						9 Months Ended		12 Months Ended
	Apr. 24, 2018 CNY (¥)	Jan. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Aug. 31, 2017 CNY (¥)	Mar. 31, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 12, 2017 CNY (¥)
Notice for early repayment of bank loans			$ 24,419,000	¥ 170,000,000	$ 22,983,000	¥ 160,000,000				¥ 97,100,000
Litigation accrued				90,200,000						90,200,000
Provision										0
Assets/liabilities held-for-sale
Litigation accrued				¥ 104,400,000						104,400,000
Xin Run
Approximate amount of compensation or damages payable												¥ 50,500,000
Bank Deposits and Other Assets											¥ 50,500,000
Notice for early repayment of bank loans	¥ 14,400,000									¥ 20,200,000
Interest on damage sought	8,860,000
Xin Run | BFSMC
Rental received								¥ 64,800,000	¥ 64,800,000
Notice for early repayment of bank loans	¥ 96,000,000						¥ 105,600,000
Subsequent event | BFSMC
Notice for early repayment of bank loans		¥ 672,000,000
Interest rate		9.00%
Interest on damage sought		¥ 263,790,000
Subsequent event | Xin Run | BFSMC
Notice for early repayment of bank loans		¥ 82,680,000
Interest rate		4.35%
Interest on damage sought		¥ 13,340,000